Segment Information - Reconciliation of Benefits and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total benefits and expenses	$ 7,231	$ 5,006	$ 5,836
Athene reinsurance transaction	0	0	2,520
Operating Segments
Segment Reporting Information [Line Items]
Total benefits and expenses	4,547	4,634	4,693
Segment Reconciling Items
Segment Reporting Information [Line Items]
Benefits attributed to variable annuity benefit reserves	238	119	150
Amortization of DAC and DSI related to non-operating revenues and expenses	1,290	275	(1,253)
SOP 03-1 reserve movements	1,156	(22)	164
Athene reinsurance transaction	$ 0	$ 0	$ 2,082